Note 14 - Warrants (Details) - Warrant Transactions - shares	12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, December 1, 2014	5,879,300	6,360,300
Exercised	(450,000)	(481,000)
Outstanding, November 30, 2015	5,429,300	5,879,300
Series A Warrants [Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, December 1, 2014	3,285,000	3,670,000
Exercised	(450,000)	(385,000)
Outstanding, November 30, 2015	2,835,000	3,285,000
March 2013 Warrants [Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, December 1, 2014	1,724,300	1,724,300
Outstanding, November 30, 2015	1,724,300	1,724,300
July 2013 Warrants [Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, December 1, 2014	870,000	870,000
Outstanding, November 30, 2015	870,000	870,000
Placement Agent Warrants [Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, December 1, 2014		96,000
Exercised		(96,000)